Description of Business and Basis of Presentation (Details Narrative) - USD ($)			3 Months Ended			5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Feb. 25, 2020	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2021	Jun. 25, 2020	Jun. 24, 2020
Service revenue					$ 340,855			$ 1,740,855
Common stock, shares authorized			150,000,000				150,000,000
Common stock, par value	$ 0.01		$ 0.01			$ 0.01	$ 0.01	$ 0.01	$ 0.01
Additional common stock issued			20,000,000				20,000,000
Net losses			$ (2,803,080)		(4,657,894)			$ (9,502,602)	$ (6,638,013)
Working capital	$ (10,600,000)		12,100,000			$ (10,600,000)	$ 12,100,000	(10,600,000)
Contingent liability	$ 2,600,000		2,600,000			$ 2,600,000	$ 2,600,000	2,600,000
Proceeds from private placement			1,613,200					2,929,056
Cash flows from operations			$ (1,251,500)		31,473			$ (2,812,001)	$ (2,280,690)
Warrant term	2 years 6 months		1 year 18 days			2 years 6 months	1 year 18 days	2 years 6 months
Minimum [Member]
Warrant term	3 years					3 years		3 years
Maximum [Member]
Warrant term	5 years					5 years		5 years
Common Stock [Member]
Number of shares issued									20,750
Common shares issued conversion of debt, shares			278,187,847
Preferred Stock [Member]
Number of shares issued			278,188
Common shares issued conversion of debt, shares			(278,188)
JH Darbie & Co., Inc. [Member]
Proceeds from private placement						$ 3,150,000	$ 5,000,000	$ 1,850,000
Number of shares issued and sold						63		3.7
Payment of direct placement fees						$ 400,000	700,000
Placement agent fees						$ 400,000	$ 650,000	$ 200,000
Warrant term			5 years				5 years
Percentage of purchase units							10.00%
JH Darbie & Co., Inc. [Member] | Minimum [Member]
Number of shares issued and sold		40
JH Darbie & Co., Inc. [Member] | Maximum [Member]
Number of shares issued and sold		100
GMP and Autotelic BIO [Member]
Service revenue					300,000			1,700,000
Supplemental Agreement [Member] | Golden Mountain Partners LLC [Member]
Payment for services	$ 1,200,000		$ 1,200,000
Service revenue				$ 900,000	$ 300,000
Debt financing				$ 2,000,000
Restated 2015 Equity Incentive Plan [Member] | Common Stock [Member]
Increase the number of shares of common stock available for issuance											27,250,000	7,250,000
Increasing the maximum number of stock awards											1,000,000	500,000
Common stock, shares authorized										750,000,000	750,000,000	150,000,000
Since Inception Date [Member]
Net losses			$ 24,400,000					$ 22,100,000